RESTRICTED NET ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted net assets	$ 123,574
Accumulated reserve in statutory reserve account	$ 46	$ 46
Taiwan
Minimum threshold percentage of paid up capital to be maintained as legal reserve	25.00%
Accumulated reserve in statutory reserve account	$ 33	33	$ 33
Taiwan | Minimum
Percentage of profit after tax to required to be set aside to legal reserve	10.00%
Thailand
Accumulated reserve in statutory reserve account	$ 13	$ 13	$ 13
Thailand | Minimum
Percentage of retained earnings to required to be set aside to legal reserve	5.00%
Percentage of registered authorized capital threshold required to be set aside to legal reserve	10.00%